Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Member] | Zhuhai City Nengdong Technolgogy Optical Materials Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.90%
Accounts Receivable [Member] | Yunnan Dexin Zhiye Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	19.80%
Accounts Receivable [Member] | Eternal Photo Electronic Materials (Guangzhou) Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.50%
Accounts Receivable [Member] | Hunan Hori New Materials Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.70%
Accounts Receivable [Member] | Eternal Electronic Material Guangzhou Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.40%
Accounts Receivable [Member] | Eternal Electronic Suzhou Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.80%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	43.30%	40.50%	60.30%
Raw Materials [Member] | Weifang Power Supply Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.40%	10.30%	12.30%
Raw Materials [Member] | PetroChina Co Ltd East China chemical sales branch [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.30%	0.00%	0.00%